ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated May 3, 2019 to the Prospectus dated August 1, 2018, as supplemented

1.
The paragraph entitled “Subadvisers” in the sub-section entitled “Investment Adviser” in the section entitled “Management” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Subadviser. St. James Investment Company, LLC is the Subadviser to the Fund.

2.
The table and paragraphs that follow the table in the sub-section entitled “The Adviser and Subadvisers” in the section entitled “Management” on page 34 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Subadviser	Investment Strategy
St. James Investment Company, LLC 3838 Oak Lawn Avenue, Suite 1414 Dallas, TX 75219	Concentrated Equity

St. James Investment Company, LLC was founded in 1999 and manages assets for institutional clients, high-net worth individuals and mutual funds.

* * *

For more information, please contact Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated May 3, 2019 to the Statement of Additional Information (“SAI”) dated
August 1, 2018, as supplemented

1.	In the “Key Defined Terms” section on page 1 of the SAI, the definition of “Subadviser” is hereby deleted in its entirety and replaced with the following:

"Subadviser" means St. James Investment Company, LLC, the Fund’s subadviser.

2.
The table entitled “Ownership of Adviser and Subadvisers” in the sub-section entitled “F. Investment Adviser” in the section entitled “Board of Trustees, Management and Service Providers” on page 34 of the SAI is hereby deleted in its entirety and replaced with the following:

Adviser	Controlling Persons/Entities
Absolute Investment Advisers LLC	None
Subadvisers	Controlling Persons/Entities
St. James Investment Company, L.L.C.	Robert J. Mark

3.	The sub-section entitled “Tortoise Capital Advisors, L.L.C. Proxy Voting Procedures” beginning on page D-7 of Appendix D of the SAI is hereby deleted in its entirety.

* * *

For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.